Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

October 31, 2020

O2T-QTLY-1220
1.951017.107

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,150,200	$65,549,898
Entertainment - 0.0%
Ateam, Inc.	5,000	40,192
GAMEVIL, Inc. (a)	15,000	400,722
Nihon Falcom Corp.	35,000	432,550
		873,464
Interactive Media & Services - 0.6%
Cars.com, Inc. (a)(b)	656,000	4,847,840
Kakaku.com, Inc.	100,000	2,642,743
mixi, Inc.	10,000	275,209
Momo, Inc. ADR	5,000	75,000
XLMedia PLC	125,000	36,841
YY, Inc. ADR	600,000	54,828,000
Zappallas, Inc. (a)(c)	1,000,000	4,169,547
ZIGExN Co. Ltd.	871,600	2,593,389
		69,468,569
Media - 3.0%
AMC Networks, Inc. Class A (a)(b)	125,000	2,656,250
Comcast Corp. Class A	3,550,000	149,952,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,056,819
Criteo SA sponsored ADR (a)	25,000	429,000
Discovery Communications, Inc.:
Class A (a)(b)	2,600,000	52,624,000
Class B (a)	19,308	608,588
DISH Network Corp. Class A (a)	100,000	2,549,000
DMS, Inc.	250,000	3,185,244
F@N Communications, Inc.	525,000	2,351,088
Gendai Agency, Inc. (c)	850,000	2,248,897
Hyundai HCN	2,250,049	6,210,181
Interspace Co. Ltd.	20,000	226,265
Ipsos SA	10,000	245,741
ITE Group PLC	548,427	362,348
Nippon BS Broadcasting Corp.	200,000	2,040,914
Nippon Television Network Corp.	200,000	2,110,493
Omnicom Group, Inc.	100,000	4,720,000
Pico Far East Holdings Ltd.	10,600,000	1,531,377
Proto Corp.	100,000	1,076,952
RKB Mainichi Broadcasting Corp.	3,000	173,304
Sky Network Television Ltd. (a)	3,500,000	344,396
Television Broadcasts Ltd.	1,500,000	1,203,483
ViacomCBS, Inc.:
Class A	650,906	19,436,053
Class B	3,250,000	92,852,500
WOWOW INC.	250,000	6,591,006
		356,785,899
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	525,000	21,024,102

TOTAL COMMUNICATION SERVICES		513,701,932

CONSUMER DISCRETIONARY - 19.6%
Auto Components - 5.6%
Adient PLC (a)	1,300,000	27,586,000
ASTI Corp.	30,000	351,716
ATLASBX Co. Ltd.	6,000	257,664
Brembo SpA	25,000	259,717
Burelle SA	1,700	1,009,752
Chita Kogyo Co. Ltd.	10,000	59,293
Compagnie Plastic Omnium	10,000	227,689
Cooper Tire & Rubber Co.	250,000	8,597,500
Cooper-Standard Holding, Inc. (a)	300,000	4,707,000
DaikyoNishikawa Corp.	1,000,000	5,542,951
DongAh Tire & Rubber Co. Ltd.	57,879	464,086
DTR Automotive Corp.	50,120	974,921
Eagle Industry Co. Ltd.	300,000	2,386,610
Exedy Corp.	15,000	189,105
Fukoku Co. Ltd.	250,000	1,560,671
G-Tekt Corp. (c)	2,850,000	32,112,090
Gentex Corp.	250,000	6,917,500
Hi-Lex Corp.	249,937	2,640,669
Hu Lane Associate, Inc.	51,250	143,312
Hyundai Mobis	950,000	189,927,856
IJT Technology Holdings Co. Ltd.	1,600,000	7,181,915
INFAC Corp.	362,529	1,473,776
Johnson Electric Holdings Ltd.	10,000	20,664
Lear Corp.	1,760,200	212,649,762
Linamar Corp.	2,655,000	86,786,197
Murakami Corp.	35,000	867,756
Nokian Tyres PLC	5,000	153,676
Piolax, Inc.	924,000	13,554,636
Seoyon Co. Ltd.	425,000	3,417,665
Seoyon E-Hwa Co., Ltd.	685,725	2,676,535
SL Corp.	15,000	192,144
Stanley Electric Co. Ltd.	100,000	2,847,982
Strattec Security Corp.	60,000	1,742,400
TBK Co. Ltd. (c)	1,800,000	7,209,874
The Furukawa Battery Co. Ltd. (b)	150,000	1,538,669
TPR Co. Ltd.	825,000	9,878,939
Xinyi Glass Holdings Ltd.	300,000	657,078
Yorozu Corp. (c)	1,852,000	20,001,204
		658,766,974
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	25,000	441,091
Renault SA	10,000	247,546
		688,637
Distributors - 0.2%
Doshisha Co. Ltd.	350,000	6,440,117
Harima-Kyowa Co. Ltd.	150,000	2,390,518
Headlam Group PLC	50,000	172,302
LKQ Corp. (a)	5,000	159,950
Nakayamafuku Co. Ltd.	200,000	922,017
SPK Corp.	30,000	350,545
Uni-Select, Inc.	25,000	114,276
Yagi & Co. Ltd.	450,000	6,149,255
Yamae Hisano Co.	50,000	578,338
		17,277,318
Diversified Consumer Services - 0.5%
Cross-Harbour Holdings Ltd.	1,300,000	2,314,092
Estacio Participacoes SA	5,000	19,972
Heian Ceremony Service Co. Ltd.	500,000	3,873,997
Kukbo Design Co. Ltd.	200,000	2,702,728
MegaStudy Co. Ltd. (c)	1,086,945	11,012,054
MegaStudyEdu Co. Ltd. (c)	1,048,420	31,980,162
Multicampus Co. Ltd.	60,000	1,915,794
Step Co. Ltd.	217,000	3,018,117
Tsukada Global Holdings, Inc.	1,100,000	2,545,768
		59,382,684
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	125,000	953,823
Biglari Holdings, Inc. (a)	962	80,587
Brinker International, Inc.	50,000	2,177,000
Fairwood Holdings Ltd.	50,000	112,222
Hiday Hidaka Corp.	250,000	4,074,560
Kura Sushi, Inc.	100,000	6,031,145
Playtech Ltd.	100,000	440,729
The Cheesecake Factory, Inc. (b)	10,000	297,200
The Restaurant Group PLC (b)	16,957,111	8,897,015
Tosho Co. Ltd.	5,000	58,048
		23,122,329
Household Durables - 2.6%
Ace Bed Co. Ltd.	250,145	8,833,188
Avantia Co. Ltd.	700,000	5,711,744
Cuckoo Holdings Co. Ltd.	35,000	2,820,992
Emak SpA (a)	1,200,000	1,139,028
FJ Next Co. Ltd. (b)	1,100,000	9,677,324
Flexsteel Industries, Inc.	10,000	279,500
Fuji Corp. Ltd.	50,000	256,394
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	60,126,480
Haier Electronics Group Co. Ltd.	1,000	3,792
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,756,250
Class B	125,000	2,756,250
Helen of Troy Ltd. (a)	390,701	74,076,910
Iida Group Holdings Co. Ltd.	100,000	1,809,212
Mohawk Industries, Inc. (a)	666,010	68,725,572
Nittoh Corp.	25,000	96,137
Pressance Corp.	10,000	136,422
Q.E.P. Co., Inc. (a)	30,998	650,958
SABAF SpA (a)	400,000	5,497,148
Sanei Architecture Planning Co. Ltd.	660,000	10,877,123
Taylor Morrison Home Corp. (a)	2,300,000	49,680,000
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	16	10
Wellpool Co. Ltd.	200,000	349,540
		306,259,974
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100,000	1,329,437
CROOZ, Inc. (a)	50,000	649,886
Danawa Co. Ltd.	50,000	1,318,144
Hyundai Home Shopping Network Corp.	10,000	623,901
NS Shopping Co. Ltd.	75,000	810,381
Qurate Retail, Inc. Series A (a)	50,000	338,500
		5,070,249
Leisure Products - 0.1%
Dream International Ltd.	448,000	154,871
Mars Group Holdings Corp.	550,000	8,442,398
		8,597,269
Multiline Retail - 0.4%
Big Lots, Inc.	100,000	4,760,000
Grazziotin SA	400,000	2,006,989
Gwangju Shinsegae Co. Ltd. (c)	97,372	13,213,718
Lifestyle China Group Ltd. (a)	12,500,000	1,644,631
Lifestyle International Holdings Ltd. (a)	11,700,000	9,160,787
Macy's, Inc. (b)	700,000	4,347,000
Max Stock Ltd.	200,000	773,728
Ryohin Keikaku Co. Ltd.	100,000	2,098,932
Treasure Factory Co. Ltd. (c)	850,000	5,545,271
Watts Co. Ltd. (b)	68,300	518,518
		44,069,574
Specialty Retail - 8.8%
ABC-MART, Inc.	25,000	1,268,111
Arc Land Sakamoto Co. Ltd.	525,000	10,114,437
AT-Group Co. Ltd.	1,000,000	12,775,373
AutoNation, Inc. (a)	600,000	34,038,000
Bed Bath & Beyond, Inc.	500,000	9,900,000
Best Buy Co., Inc.	500,000	55,775,000
DCM Japan Holdings Co. Ltd. (b)	25,000	309,767
Dick's Sporting Goods, Inc.	25,000	1,416,250
E-Life Mall Corp. Ltd.	100,000	239,785
Fenix Outdoor International AG	3,000	311,517
Foot Locker, Inc.	1,200,000	44,256,000
Formosa Optical Technology Co. Ltd.	751,383	1,549,568
Fuji Corp. (c)	705,790	14,036,152
GameStop Corp. Class A (a)(b)(c)	6,800,267	71,198,795
Genesco, Inc. (a)	450,000	7,974,000
Goldlion Holdings Ltd.	9,300,000	1,883,392
Guess?, Inc. (b)(c)	4,550,000	53,599,000
Handsman Co. Ltd. (c)	743,100	12,393,143
Hibbett Sports, Inc. (a)(b)(c)	1,350,300	51,054,843
Hour Glass Ltd.	28,600,000	14,662,355
IA Group Corp.	18,200	513,915
International Housewares Retail Co. Ltd.	999,600	263,036
JB Hi-Fi Ltd.	750,000	25,061,597
John David Group PLC	31,300,000	300,550,300
Jumbo SA	1,725,000	24,108,255
K's Holdings Corp.	1,900,000	24,264,640
Ku Holdings Co. Ltd.	600,000	4,442,701
Leon's Furniture Ltd.	225,000	3,139,496
Lookers PLC (d)	1,534,541	417,480
Mandarake, Inc. (b)	180,000	814,800
Mitsui & Associates Telepark Corp.	25,000	459,631
Mr. Bricolage SA (a)	311,600	3,084,692
Nafco Co. Ltd.	640,400	14,081,246
Nitori Holdings Co. Ltd.	100,000	20,555,668
Nojima Co. Ltd.	50,000	1,403,251
Oriental Watch Holdings Ltd.	9,273,000	2,906,597
Padini Holdings Bhd	2,000,000	1,002,242
Sacs Bar Holdings, Inc.	400,000	2,075,118
Sally Beauty Holdings, Inc. (a)(b)(c)	5,991,200	50,146,344
Samse SA	37,000	6,032,887
Silvano Fashion Group A/S (a)	9,800	15,695
SuperGroup PLC	125,000	291,811
The Buckle, Inc.	1,250,000	29,950,000
Tokatsu Holdings Co. Ltd. (c)	250,000	953,204
Truworths International Ltd.	334,900	646,728
Urban Outfitters, Inc. (a)	1,875,000	41,887,500
Vita Group Ltd.	350,000	244,456
Williams-Sonoma, Inc.	900,000	82,089,000
		1,040,157,778
Textiles, Apparel & Luxury Goods - 1.2%
Best Pacific International Holdings Ltd.	31,573,941	5,416,748
Bjorn Borg AB (a)	5,000	8,372
Capri Holdings Ltd. (a)	2,825,000	59,946,500
Embry Holdings Ltd.	3,200,000	412,770
Fossil Group, Inc. (a)(b)	2,338,700	13,353,977
Fujibo Holdings, Inc.	2,000	69,517
Gildan Activewear, Inc.	50,000	1,035,803
Grendene SA	300,000	419,314
Hagihara Industries, Inc.	135,000	1,925,014
Magni-Tech Industries Bhd	8,533,333	4,756,123
Movado Group, Inc.	25,000	272,750
Only Corp.	15,000	70,870
PVH Corp.	100,000	5,829,000
Sakai Ovex Co. Ltd.	190,000	3,383,954
Sitoy Group Holdings Ltd.	11,200,000	534,537
Tapestry, Inc.	1,200,000	26,676,000
Ted Baker PLC (b)	4,411,145	5,846,075
Texwinca Holdings Ltd.	1,800,000	271,654
Youngone Holdings Co. Ltd.	258,000	8,116,313
Yue Yuen Industrial (Holdings) Ltd.	1,138,000	1,852,507
		140,197,798

TOTAL CONSUMER DISCRETIONARY		2,303,590,584

CONSUMER STAPLES - 5.0%
Beverages - 0.9%
A.G. Barr PLC	500,000	3,054,141
Britvic PLC	6,968,131	66,620,837
C&C Group PLC (United Kingdom)	412,710	865,089
Jinro Distillers Co. Ltd. (c)	460,240	12,534,528
Lucas Bols BV (e)	120,000	1,025,824
Muhak Co. Ltd. (a)	340,000	1,902,868
Olvi PLC (A Shares)	100,000	5,229,278
Spritzer Bhd	1,000,000	450,132
Willamette Valley Vineyards, Inc. (a)(b)	5,000	30,550
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	11,365,183
		103,078,430
Food & Staples Retailing - 1.7%
Amsterdam Commodities NV	625,000	13,029,522
Belc Co. Ltd.	25,000	1,534,636
Create SD Holdings Co. Ltd.	930,000	29,992,434
Daiichi Co. Ltd.	200,000	1,521,451
Dong Suh Companies, Inc.	494,700	12,594,041
Genky DrugStores Co. Ltd.	400,000	16,472,770
Halows Co. Ltd.	100,000	3,141,480
Magnit OJSC	5,388	320,118
MARR SpA	750,000	10,167,394
Medical Ikkou Co. Ltd.	3,000	178,547
Nihon Chouzai Co. Ltd.	100,000	1,615,637
OM2 Network Co. Ltd.	220,000	2,613,722
Qol Holdings Co. Ltd.	150,000	1,635,956
Retail Partners Co. Ltd.	550,000	7,399,090
Sapporo Clinical Laboratory	20,000	263,787
Satoh & Co. Ltd.	50,000	694,772
Satsudora Holdings Co. Ltd. (c)	343,078	6,562,742
Shoei Foods Corp.	40,000	1,451,884
Total Produce PLC	100,000	130,441
Valor Holdings Co. Ltd.	650,000	16,012,730
Walgreens Boots Alliance, Inc.	2,000,000	68,080,000
YAKUODO Holdings Co. Ltd.	1,000	24,507
Yuasa Funashoku Co. Ltd.	10,000	287,131
		195,724,792
Food Products - 1.8%
Ajinomoto Malaysia Bhd	1,650,000	5,827,989
Armanino Foods of Distinction	824,344	1,768,218
Astral Foods Ltd.	10,000	70,917
Axyz Co. Ltd.	1,000	31,979
Bakkavor Group PLC (e)	100,000	76,435
Bell AG	40,500	10,269,099
Binggrea Co. Ltd.	15,000	735,717
Cal-Maine Foods, Inc. (a)	100,000	3,835,000
Carr's Group PLC	4,270,000	5,531,785
Changshouhua Food Co. Ltd. (a)	11,300,000	5,888,681
Cranswick PLC	450,773	18,792,361
Delfi Ltd.	13,999,920	6,565,593
Fleury Michon SA (b)	2,000	55,670
Fresh Del Monte Produce, Inc.	1,426,600	30,714,698
Glanbia PLC	5,000	47,518
High Liner Foods, Inc.	50,000	318,247
Ingredion, Inc.	725,000	51,395,250
JC Comsa Corp.	150,000	684,540
Kaneko Seeds Co. Ltd.	150,000	2,173,725
Kaveri Seed Co. Ltd. (a)	207,575	1,410,050
Laird Superfood, Inc.	8,797	404,662
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,704,421
LDC SA	500	54,739
London Biscuits Bhd (a)(d)	5,000,000	24,076
M. Dias Branco SA	10,000	56,553
Nissin Foods Co. Ltd.	100,000	93,776
Nitto Fuji Flour Milling Co. Ltd.	10,000	629,867
Origin Enterprises PLC	100,000	380,841
Pickles Corp.	100,000	2,687,213
President Bakery PCL	16,500	37,240
Prima Meat Packers Ltd.	1,250,000	35,666,468
S Foods, Inc.	325,000	10,824,356
Shinobu Food Products Co. Ltd.	25,000	136,550
Thai President Foods PCL	131,357	825,841
Thai Wah PCL	426,000	46,437
Toyo Sugar Refining Co. Ltd.	210,000	2,506,760
Tyson Foods, Inc. Class A	20,000	1,144,600
Valsoia SpA	50,000	736,641
		208,154,513
Personal Products - 0.4%
Asaleo Care Ltd.	700,000	466,227
Hengan International Group Co. Ltd.	4,000,000	27,732,989
Jacques Bogart SA	15,000	139,409
Sarantis SA	2,400,000	23,619,102
		51,957,727
Tobacco - 0.2%
KT&G Corp.	315,000	22,442,958
Scandinavian Tobacco Group A/S (e)	400,000	5,653,942
		28,096,900

TOTAL CONSUMER STAPLES		587,012,362

ENERGY - 5.8%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	250,000	56,294
Bristow Group, Inc. (a)	25,000	519,500
Cactus, Inc.	5,000	85,000
Cathedral Energy Services Ltd. (a)	800,000	72,056
Championx Corp. (a)	1,000,000	8,730,000
Core Laboratories NV	20,000	289,000
Geospace Technologies Corp. (a)	440,000	2,257,200
High Arctic Energy Services, Inc.	400,000	216,168
Liberty Oilfield Services, Inc. Class A	650,000	4,342,000
Oil States International, Inc. (a)	2,199,391	5,476,484
PHX Energy Services Corp. (a)	25,000	27,021
Prosafe ASA (a)(b)	344,579	37,899
Smart Sand, Inc. (a)(b)	455,000	582,400
Solaris Oilfield Infrastructure, Inc. Class A	200,000	1,186,000
Subsea 7 SA (a)	100,000	658,660
Tidewater, Inc. (a)	82,985	486,292
Tidewater, Inc. warrants 11/14/24 (a)	4,764	1,222
		25,023,196
Oil, Gas & Consumable Fuels - 5.6%
Advantage Oil & Gas Ltd. (a)	200,000	330,256
Alvopetro Energy Ltd. (a)	1,300,000	643,999
Baytex Energy Corp. (a)(b)	4,000,000	1,185,919
Beach Energy Ltd.	1,392,894	1,155,014
Berry Petroleum Corp.	200,000	524,000
Birchcliff Energy Ltd. (b)	7,030,814	10,026,681
Bonanza Creek Energy, Inc. (a)(c)	1,200,000	21,252,000
Bonterra Energy Corp. (b)	500,000	424,079
Cenovus Energy, Inc. (Canada)	150,000	490,880
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	87,855,989
sponsored ADR (H Shares) (b)	50,000	1,966,500
CNOOC Ltd.	450,000	411,730
ConocoPhillips Co.	1,500,000	42,930,000
CONSOL Energy, Inc. (a)(b)	250,000	947,500
Delek U.S. Holdings, Inc.	450,000	4,527,000
Denbury, Inc. warrants 9/18/23 (a)	38,922	75,509
Enterprise Products Partners LP	15,000	248,550
EQT Corp.	1,845,400	27,939,356
Equitrans Midstream Corp.	122,000	885,720
Frontline Ltd. (NY Shares) (b)	25,000	135,250
Fuji Oil Co. Ltd. (a)	150,000	263,901
HollyFrontier Corp.	500,000	9,255,000
Husky Energy, Inc.	8,000,000	20,595,962
Imperial Oil Ltd.	800,000	10,640,246
International Seaways, Inc.	55,000	744,700
Marathon Oil Corp.	500,000	1,980,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	2,795,160
Murphy Oil Corp.	4,000,000	30,880,000
NACCO Industries, Inc. Class A	150,000	2,923,500
NuVista Energy Ltd. (a)(b)	250,000	142,611
Oil & Natural Gas Corp. Ltd.	75,000,616	65,274,279
Oil India Ltd.	75,656	87,148
Ovintiv, Inc. (b)	2,000,000	18,400,000
Ovintiv, Inc.	10,000	92,096
PDC Energy, Inc. (a)	400,000	4,768,000
Peyto Exploration & Development Corp. (b)(c)	12,474,700	26,966,251
QEP Resources, Inc.	1,500,000	1,350,000
S-Oil Corp.	10,000	481,870
San-Ai Oil Co. Ltd.	200,000	2,016,518
Sanrin Co. Ltd.	15,000	102,851
Seven Generations Energy Ltd. (a)	200,000	708,549
Sinopec Kantons Holdings Ltd.	6,000,000	2,167,043
Southwestern Energy Co. (a)(c)	50,360,100	134,461,467
Star Petroleum Refining PCL	3,700,000	629,056
Thai Oil PCL (For. Reg.)	1,000,000	1,098,204
Total SA sponsored ADR	3,700,083	112,223,517
TransGlobe Energy Corp. (a)	30,000	11,709
Tsakos Energy Navigation Ltd. (b)	140,000	1,087,800
Unit Corp. (a)(b)(c)(d)	5,400,000	218,700
Whiting Petroleum Corp.:
warrants 9/1/24 (a)(b)	412,696	1,176,184
warrants 9/1/25 (a)(b)	206,344	612,842
World Fuel Services Corp.	250,000	5,262,500
		663,373,596

TOTAL ENERGY		688,396,792

FINANCIALS - 15.1%
Banks - 2.2%
Banco de Sabadell SA	101,510	30,975
Bar Harbor Bankshares	350,000	7,147,000
Camden National Corp.	46,843	1,497,571
Central Valley Community Bancorp	25,000	322,500
Citizens Financial Services, Inc.	15,355	675,620
Community Trust Bancorp, Inc.	35,000	1,113,700
Credit Agricole Atlantique Vendee	7,000	757,698
East West Bancorp, Inc.	1,025,000	37,392,000
F & M Bank Corp.	131,632	2,895,904
First Hawaiian, Inc.	100,000	1,726,000
First of Long Island Corp.	5,000	77,150
FNB Corp., Pennsylvania	50,000	378,000
Gunma Bank Ltd.	5,600,000	17,766,239
Hirogin Holdings, Inc.	1,000,000	5,442,635
NIBC Holding NV (a)(e)	1,000,000	8,606,763
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	750,527
OFG Bancorp (b)	1,861,516	26,787,215
Ogaki Kyoritsu Bank Ltd.	60,000	1,338,498
Regions Financial Corp.	25,000	332,500
San ju San Financial Group, Inc.	300,000	3,748,632
Schweizerische Nationalbank	10	48,312
Shinsei Bank Ltd.	711,200	8,556,836
Skandiabanken ASA (e)	625,000	3,960,813
Sparebank 1 Oestlandet	1,000,000	8,914,122
Sumitomo Mitsui Financial Group, Inc.	3,000,000	83,045,712
Texas Capital Bancshares, Inc. (a)	200,000	9,000,000
The Keiyo Bank Ltd.	600,000	2,701,870
The San-In Godo Bank Ltd.	1,800,000	9,059,161
Unicaja Banco SA (e)	6,000,000	3,818,887
Van Lanschot NV (Bearer)	94,300	1,889,016
Yamaguchi Financial Group, Inc.	1,700,000	11,058,452
		260,840,308
Capital Markets - 0.4%
ABG Sundal Collier ASA	1,500,000	798,186
Blue Sky Alternative Investments Ltd. (a)(d)	10,000	0
CI Financial Corp.	10,000	116,565
Daou Data Corp.	10,000	95,426
Diamond Hill Investment Group, Inc. (b)	16,000	2,191,040
Edify SA (a)(d)	10,068	574,559
Franklin Resources, Inc.	50,000	937,500
GAMCO Investors, Inc. Class A	150,000	1,845,000
Goldman Sachs Group, Inc.	150,000	28,356,000
Lazard Ltd. Class A	250,000	8,417,500
		43,331,776
Consumer Finance - 4.2%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	6,589,874
Cash Converters International Ltd. (a)	14,000,000	1,918,518
Discover Financial Services	3,400,932	221,094,589
Navient Corp.	1,050,000	8,410,500
Santander Consumer U.S.A. Holdings, Inc.	1,000,000	20,340,000
Synchrony Financial	9,400,759	235,206,990
		493,560,471
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	600,000	34,450,868
IBJ Leasing Co. Ltd.	200,000	5,098,372
NICE Holdings Co. Ltd.	250,000	3,975,434
Ricoh Leasing Co. Ltd.	1,050,000	28,157,355
Tokyo Century Corp.	1,350,000	66,188,386
		137,870,415
Insurance - 6.9%
AFLAC, Inc.	4,650,000	157,867,500
ASR Nederland NV	1,000,000	30,397,365
Db Insurance Co. Ltd.	1,600,000	62,416,582
FBD Holdings PLC (a)	9,811	70,844
Genworth Financial, Inc. Class A (a)	12,000,000	47,160,000
Hyundai Fire & Marine Insurance Co. Ltd.	550,000	11,303,305
Lincoln National Corp.	350,000	12,285,000
MetLife, Inc.	8,500,956	321,761,185
National Western Life Group, Inc.	24,000	4,071,120
NN Group NV	2,022,101	70,509,895
Power Corp. of Canada (sub. vtg.)	600,000	11,425,355
Principal Financial Group, Inc.	200,000	7,844,000
Prudential Financial, Inc.	250,000	16,005,000
Qualitas Controladora S.A.B. de CV	10,000	39,936
Reinsurance Group of America, Inc.	500,700	50,580,714
Shinkong Insurance Co. Ltd.	100,000	125,835
Talanx AG	180,000	5,299,623
		809,163,259
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,035,600	7,099,242
Genworth MI Canada, Inc.	443,200	14,703,475
Genworth Mortgage Insurance Ltd.	3,200,899	3,840,482
Hingham Institution for Savings	10,100	2,039,897
		27,683,096

TOTAL FINANCIALS		1,772,449,325

HEALTH CARE - 21.1%
Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc. (a)	475,000	54,691,500
Amgen, Inc.	1,400,000	303,716,000
Biogen, Inc. (a)	75,000	18,905,250
Cell Biotech Co. Ltd.	375,000	5,238,720
Essex Bio-Technology Ltd.	4,000,000	2,285,714
Gilead Sciences, Inc.	1,816,600	105,635,290
United Therapeutics Corp. (a)	1,850,000	248,325,500
		738,797,974
Health Care Equipment & Supplies - 0.6%
A&T Corp. (b)	90,000	1,361,286
Create Medic Co. Ltd.	35,000	335,268
Fukuda Denshi Co. Ltd.	650,000	43,942,786
InBody Co. Ltd.	5,000	67,259
Interojo Co. Ltd.	5,304	94,549
Medikit Co. Ltd.	70,000	2,056,821
Meridian Bioscience, Inc. (a)	50,000	857,500
Nakanishi, Inc.	250,000	4,461,234
Paramount Bed Holdings Co. Ltd.	75,000	2,889,589
Paul Hartmann AG	1,000	384,335
St.Shine Optical Co. Ltd.	900,000	8,132,056
Value Added Technology Co. Ltd.	135,000	2,465,338
Vieworks Co. Ltd.	25,000	635,148
		67,683,169
Health Care Providers & Services - 12.5%
Anthem, Inc.	2,450,000	668,359,996
CVS Health Corp.	3,250,030	182,294,183
EBOS Group Ltd.	495,517	8,434,411
Excelsior Medical Co. Ltd.	200,000	392,883
Hokuyaku Takeyama Holdings, Inc.	15,000	104,177
Humana, Inc.	400,000	159,712,000
Laboratory Corp. of America Holdings (a)	430,000	85,901,100
Quest Diagnostics, Inc.	375,000	45,802,500
Saint-Care Holding Corp.	375,000	2,354,922
Sigma Healthcare Ltd.	6,500,000	2,425,739
Tokai Corp.	375,000	7,315,306
Uchiyama Holdings Co. Ltd. (b)	775,000	2,255,317
UnitedHealth Group, Inc.	850,000	259,369,000
Universal Health Services, Inc. Class B	460,000	50,393,000
Viemed Healthcare, Inc. (a)	25,000	200,593
Yagami, Inc.	5,000	81,589
		1,475,396,716
Health Care Technology - 0.1%
Pharmagest Interactive	100,000	10,248,920
Schrodinger, Inc.	50,000	2,439,000
		12,687,920
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	40,000	7,212,000
Pharmaceuticals - 1.5%
Apex Healthcare Bhd	3,000,000	2,327,478
Biofermin Pharmaceutical Co. Ltd.	100,000	2,272,494
Boiron SA	15,000	670,838
Bristol-Myers Squibb Co.	550,000	32,147,500
Daito Pharmaceutical Co. Ltd.	250,000	9,550,526
Dawnrays Pharmaceutical Holdings Ltd.	26,581,000	3,017,256
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	57,309
DongKook Pharmaceutical Co. Ltd.	415,000	8,859,326
Genomma Lab Internacional SA de CV (a)	3,000,000	2,660,349
Huons Co. Ltd.	3,194	157,528
Jazz Pharmaceuticals PLC (a)	325,000	46,832,500
Kaken Pharmaceutical Co. Ltd.	10,000	393,861
Korea United Pharm, Inc.	50,000	2,114,167
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	19,230,971
Kyung Dong Pharmaceutical Co. Ltd.	50,000	408,598
Lee's Pharmaceutical Holdings Ltd.	10,200,000	5,736,472
Luye Pharma Group Ltd. (e)	4,700,000	2,716,027
Nippon Chemiphar Co. Ltd.	75,010	1,835,497
Orient Europharma Co. Ltd.	200,000	349,540
PT Tempo Scan Pacific Tbk	500,000	42,816
Samjin Pharmaceutical Co. Ltd.	2,000	45,546
Sanofi SA sponsored ADR	200,000	9,060,000
Supernus Pharmaceuticals, Inc. (a)	15,000	275,400
Syngen Biotech Co. Ltd.	62,618	240,763
Taro Pharmaceutical Industries Ltd. (a)	350,000	20,520,500
Towa Pharmaceutical Co. Ltd.	450,000	8,334,317
Vetoquinol SA	10,000	943,366
Vivimed Labs Ltd. (a)	100,000	23,446
		180,824,391

TOTAL HEALTH CARE		2,482,602,170

INDUSTRIALS - 10.3%
Aerospace & Defense - 0.1%
Huntington Ingalls Industries, Inc.	10,000	1,474,800
Magellan Aerospace Corp.	200,000	993,770
Moog, Inc. Class A	20,000	1,247,800
SIFCO Industries, Inc. (a)	61,000	216,550
The Lisi Group	10,000	161,653
Vectrus, Inc. (a)	60,000	2,371,200
		6,465,773
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,639,686
CTI Logistics Ltd. (a)	456,843	184,671
Hub Group, Inc. Class A (a)	15,000	751,950
Onelogix Group Ltd.	4,600,100	519,258
SBS Co. Ltd.	250,000	5,697,820
		15,793,385
Building Products - 0.3%
Apogee Enterprises, Inc.	50,000	1,194,500
InnoTec TSS AG	50,000	494,976
Installux SA (a)	500	174,698
Kondotec, Inc.	87,000	840,333
KVK Corp.	75,000	1,216,338
Nichias Corp.	5,000	108,292
Nihon Dengi Co. Ltd.	350,000	11,336,349
Nihon Flush Co. Ltd.	100,000	1,289,585
Noda Corp.	400,000	2,662,827
Sekisui Jushi Corp.	750,000	15,144,709
		34,462,607
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	5,300,100	2,313,701
BIC SA	1,000	47,867
Calian Technologies Ltd.	300,000	14,514,749
Civeo Corp. (a)	2,916,700	2,085,732
CMC Corp.	15,000	279,760
Fursys, Inc.	200,000	5,188,417
Loomis AB (B Shares)	75,000	1,674,739
Matsuda Sangyo Co. Ltd.	150,000	2,062,557
Matthews International Corp. Class A	10,000	218,300
Mitie Group PLC	3,487,817	1,274,208
Nippon Kanzai Co. Ltd.	20,000	389,907
Relia, Inc.	1,000	11,378
Secom Joshinetsu Co. Ltd.	26,250	855,050
VSE Corp.	335,000	9,701,600
		40,617,965
Construction & Engineering - 0.8%
Arcadis NV	1,000,562	23,306,091
Argan, Inc.	5,000	205,950
Boustead Projs. Pte Ltd.	2,549,475	1,339,415
Boustead Singapore Ltd.	9,598,200	4,923,492
Daiichi Kensetsu Corp.	275,000	4,714,265
EMCOR Group, Inc.	1,000	68,190
Geumhwa PSC Co. Ltd.	1,000	24,490
Hokuriku Electrical Construction Co. Ltd.	125,000	1,370,852
Joban Kaihatsu Co. Ltd. (b)	5,000	278,157
Kawada Technologies, Inc.	1,000	41,746
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	828,902
Meisei Industrial Co. Ltd.	600,000	4,620,202
Mirait Holdings Corp.	47,000	669,099
Nakano Corp.	10,000	39,374
Nippon Rietec Co. Ltd. (b)	1,041,046	22,717,945
Raiznext Corp.	1,925,000	22,308,833
Seikitokyu Kogyo Co. Ltd.	600,000	4,455,305
Shinnihon Corp.	75,000	626,020
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	38,826
Sumiken Mitsui Road Co. Ltd.	60,000	508,973
Sumitomo Densetsu Co. Ltd.	175,000	4,167,959
Watanabe Sato Co. Ltd.	60,000	1,155,365
		98,409,451
Electrical Equipment - 0.5%
Acuity Brands, Inc.	350,000	31,199,000
Aichi Electric Co. Ltd.	150,000	3,185,775
Aros Quality Group AB	853,205	18,313,647
Atkore International Group, Inc. (a)	5,000	103,450
BizLink Holding, Inc.	25,000	191,810
Canare Electric Co. Ltd.	95,000	1,545,637
Dewhurst PLC	25,000	315,778
Gerard Perrier Industrie SA	100	6,988
Hammond Power Solutions, Inc. Class A	529,700	2,286,103
Iwabuchi Corp.	10,000	503,252
Sensata Technologies, Inc. PLC (a)	100,000	4,371,000
Terasaki Electric Co. Ltd.	110,000	1,041,673
		63,064,113
Industrial Conglomerates - 0.1%
Lifco AB	75,018	5,488,258
Mytilineos SA	875,000	9,558,865
Reunert Ltd.	300,000	618,724
		15,665,847
Machinery - 0.9%
Aalberts Industries NV	5,000	167,943
Beijer Alma AB (B Shares)	1,000	13,036
Conrad Industries, Inc. (a)	22,800	271,320
Crane Co.	20,000	1,015,000
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	12,270,044
Daiwa Industries Ltd.	1,100,000	9,877,212
Estic Corp.	70,000	2,227,953
Fujimak Corp. (c)	820,000	5,532,831
Fukushima Industries Corp.	100,000	3,742,287
Haitian International Holdings Ltd.	4,501,000	11,147,269
Hillenbrand, Inc.	25,000	731,250
Hokuetsu Industries Co. Ltd.	8,700	84,330
Hosokawa Micron Corp.	10,000	501,641
Hy-Lok Corp.	150,000	1,386,659
Ihara Science Corp.	200,000	3,171,693
Impro Precision Industries Ltd. (e)	250,000	72,557
ITT, Inc.	10,000	605,100
Koike Sanso Kogyo Co. Ltd.	35,000	776,181
Krones AG	15,000	856,367
Mitsuboshi Belting Ltd.	12,500	195,684
Nakanishi Manufacturing Co. Ltd.	250,000	2,237,565
Nansin Co. Ltd.	250,000	1,175,848
Oshkosh Corp.	5,000	336,800
Sakura Rubber Co. Ltd.	41,100	1,750,721
Sansei Co. Ltd. (c)	850,000	3,229,291
Semperit AG Holding (a)	300,000	7,686,690
SIMPAC, Inc.	2,325,000	4,652,816
Snap-On, Inc.	25,000	3,938,250
Suzumo Machinery Co. Ltd.	10,000	136,601
Teikoku Sen-I Co. Ltd.	550,000	13,829,029
The Hanshin Diesel Works Ltd.	30,000	536,224
TK Group Holdings Ltd.	36,536,000	10,839,445
Tocalo Co. Ltd.	400,000	3,987,333
Tsubakimoto Chain Co.	1,000	22,205
Yamada Corp.	80,000	1,748,729
		110,753,904
Marine - 0.2%
Freight Management Holdings Bhd	1,500,000	228,148
Japan Transcity Corp.	1,400,000	6,538,484
SITC International Holdings Co. Ltd.	8,000,000	12,341,825
		19,108,457
Professional Services - 0.5%
ABIST Co. Ltd. (c)	260,000	6,628,327
Akka Technologies SA (a)(b)	660,000	12,068,103
Applus Services SA (a)	50,000	391,614
Benext Group, Inc.	75,000	703,206
Bertrandt AG	200,000	6,859,788
Career Design Center Co. Ltd.	110,000	1,028,190
Cpl Resources PLC	50,000	451,302
Kelly Services, Inc. Class A (non-vtg.)	25,000	434,500
Kforce, Inc.	10,000	347,000
McMillan Shakespeare Ltd.	2,500,000	16,445,458
Quick Co. Ltd.	25,000	244,552
Robert Half International, Inc.	100,000	5,069,000
SaraminHR Co. Ltd.	25,000	514,911
SHL-JAPAN Ltd.	152,300	3,534,442
TrueBlue, Inc. (a)	100,000	1,552,000
WDB Holdings Co. Ltd.	100,000	2,903,367
		59,175,760
Road & Rail - 0.8%
Autohellas SA (c)	2,600,000	11,188,792
Daqin Railway Co. Ltd. (A Shares)	42,000,622	40,273,253
Hamakyorex Co. Ltd.	250,000	7,093,060
Higashi Twenty One Co. Ltd.	200,000	917,945
Kyushu Railway Co.	150,000	3,190,635
NANSO Transport Co. Ltd.	125,000	1,329,091
Nikkon Holdings Co. Ltd.	100,000	1,913,868
Ryder System, Inc.	20,000	985,200
SENKO Co. Ltd.	250,000	2,235,766
Shin-Keisei Electric Railway Co. Ltd.	35,000	742,727
STEF-TFE Group (a)	130,000	9,538,483
The Hokkaido Chuo Bus Co. Ltd.	1,000	33,553
Tohbu Network Co. Ltd.	175,000	1,559,800
Universal Logistics Holdings, Inc.	10,000	197,300
Utoc Corp.	1,600,000	7,188,472
		88,387,945
Trading Companies & Distributors - 5.5%
Alconix Corp.	18,000	254,821
Applied Industrial Technologies, Inc.	1,000	61,050
Bergman & Beving AB (B Shares)	625,000	5,618,988
Canox Corp.	422,100	2,531,534
Chori Co. Ltd. (c)	1,566,400	23,550,364
Daiichi Jitsugyo Co. Ltd.	25,000	889,778
Green Cross Co. Ltd. (c)	612,000	5,553,053
HERIGE (a)	60,000	1,635,169
Houston Wire & Cable Co. (a)(c)	1,348,500	3,708,375
Howden Joinery Group PLC	225,000	1,856,192
iMarketKorea, Inc.	35,000	262,930
Itochu Corp.	19,000,000	456,351,889
Kamei Corp. (c)	2,100,000	21,210,712
Latham James PLC	10,000	112,709
Lumax International Corp. Ltd.	1,588,740	3,498,571
Maruka Machinery Co. Ltd.	5,000	101,275
Meiwa Corp. (b)	1,425,000	5,604,563
Mitani Shoji Co. Ltd.	665,000	41,931,658
Mitsubishi Corp.	1,400,000	31,235,925
Momentum Group AB Class B (a)	525,000	7,233,323
MSC Industrial Direct Co., Inc. Class A	25,000	1,741,500
Narasaki Sangyo Co. Ltd.	70,000	1,385,643
Nishikawa Keisoku Co. Ltd.	20,000	834,112
Parker Corp.	100	413
Pla Matels Corp.	300,000	1,602,881
Rasa Corp.	235,000	1,990,139
Sakai Trading Co. Ltd.	30,000	523,672
Sam Yung Trading Co. Ltd.	10,000	120,390
Sanyo Trading Co. Ltd.	75,000	690,337
Shinsho Corp.	100,000	1,699,991
Totech Corp.	10,000	220,948
Yamazen Co. Ltd.	100,000	980,026
Yuasa Trading Co. Ltd.	675,000	19,229,974
		644,222,905
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	1,439,536
Isewan Terminal Service Co. Ltd.	300,000	2,255,465
Meiko Transportation Co. Ltd.	100,000	1,082,802
Qingdao Port International Co. Ltd. (H Shares) (e)	17,000,000	9,648,500
		14,426,303

TOTAL INDUSTRIALS		1,210,554,415

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.1%
Casa Systems, Inc. (a)	100,000	417,000
F5 Networks, Inc. (a)	110,000	14,623,400
HF Co. (a)(c)	225,000	1,118,937
		16,159,337
Electronic Equipment & Components - 1.2%
AAC Technology Holdings, Inc.	5,000	26,346
Ai Holdings Corp.	25,000	439,558
Austria Technologie & Systemtechnik AG	10,000	181,452
Avnet, Inc.	100,000	2,467,000
Daido Signal Co. Ltd.	400,000	2,216,701
Elematec Corp.	800,000	7,329,533
FLEXium Interconnect, Inc.	25,000	101,804
Forval Corp.	1,000	9,410
HAGIAWARA ELECTRIC Co. Ltd.	350,000	7,225,595
Huami Corp. ADR (a)	1,000	11,680
Insight Enterprises, Inc. (a)	1,000	53,350
ITC Networks Corp.	10,000	120,386
Kingboard Chemical Holdings Ltd.	8,038,500	27,166,553
Kyosha Co. Ltd. (b)	50,000	127,802
Lacroix SA (c)	376,493	10,216,644
Makus, Inc.	300,000	1,159,603
MTS Systems Corp.	5,000	121,400
New Cosmos Electric Co. Ltd.	35,000	590,523
Nihon Denkei Co. Ltd.	50,000	559,803
PAX Global Technology Ltd.	9,000,000	5,200,903
Redington India Ltd.	8,976,871	15,626,886
Riken Kieki Co. Ltd.	550,000	14,221,386
Shibaura Electronics Co. Ltd.	225,000	4,973,721
Simplo Technology Co. Ltd.	1,400,000	15,586,004
SYNNEX Corp.	50,000	6,582,000
Thinking Electronic Industries Co. Ltd.	1,600,000	6,068,021
VST Holdings Ltd.	20,310,900	12,706,593
		141,090,657
IT Services - 3.2%
All for One Steeb AG	10,000	543,892
Amdocs Ltd.	950,000	53,561,000
Avant Corp.	300,000	3,131,023
Bouvet ASA	5,000	305,866
Cielo SA	3,400,000	1,996,880
Data Applications Co. Ltd.	16,400	222,300
Data#3 Ltd.	100,001	438,886
Dimerco Data System Corp.	500,000	936,768
DXC Technology Co.	25,000	460,500
E-Credible Co. Ltd.	240,000	5,089,505
eClerx Services Ltd.	118,050	1,100,175
Enea Data AB (a)	210,000	3,761,800
Estore Corp. (b)(c)	302,600	3,456,157
Future Corp.	739,200	12,653,462
IFIS Japan Ltd.	175,000	1,227,740
Korea Information & Communication Co. Ltd. (a)	325,000	2,386,526
Neurones	12,000	327,034
Nice Information & Telecom, Inc.	132,413	2,710,334
Persistent Systems Ltd.	450,739	7,010,186
Societe Pour L'Informatique Industrielle SA	174,000	3,343,710
Softcreate Co. Ltd.	50,000	2,196,164
Sonata Software Ltd.	100,000	425,413
Sopra Steria Group	480,000	57,021,264
Tessi SA (a)(b)	199,798	23,502,169
The Western Union Co.	9,750,000	189,540,000
		377,348,754
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems LLC (a)	19,200	351,360
e-LITECOM Co. Ltd.	50,000	470,931
Miraial Co. Ltd. (c)	600,000	7,004,812
Phison Electronics Corp.	600,000	6,218,323
Protec Co. Ltd.	5,352	126,748
		14,172,174
Software - 0.3%
Cyient Ltd.	100,000	529,664
Ebix, Inc. (b)	189,621	3,424,555
Fukui Computer Holdings, Inc.	10,000	306,425
InfoVine Co. Ltd.	63,600	1,006,574
Jastec Co. Ltd.	110,000	1,498,339
KPIT Cummins Infosystems Ltd.	1,800,000	4,325,665
KPIT Engineering Ltd.	1,000,000	1,265,959
KSK Co., Ltd.	121,900	2,425,673
Linedata Services	10,000	294,656
Sinosoft Tech Group Ltd. (a)	5,000,000	741,696
Software AG (Bearer)	10,000	358,246
System Research Co. Ltd.	50,000	753,953
Toho System Science Co. Ltd.	100,000	890,041
Uchida Esco Co. Ltd. (b)(c)	200,000	7,499,985
Zensar Technologies Ltd.	1,912,686	4,588,157
		29,909,588
Technology Hardware, Storage & Peripherals - 1.0%
Bluecom Co. Ltd. (a)	55,000	288,847
Corsair Gaming, Inc.	78,100	1,877,524
Elecom Co. Ltd.	40,000	2,003,218
HP, Inc.	6,500,000	116,740,000
NetApp, Inc.	10,000	438,900
		121,348,489

TOTAL INFORMATION TECHNOLOGY		700,028,999

MATERIALS - 3.4%
Chemicals - 2.2%
Air Water, Inc.	100,000	1,428,781
C. Uyemura & Co. Ltd.	185,000	12,046,717
Cabot Corp.	25,000	950,250
Celanese Corp. Class A	25,000	2,837,750
Chokwang Paint Ltd.	50,000	218,976
Ciner Resources LP	10,000	110,200
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	207,348
Daishin-Chemical Co. Ltd. (c)	411,495	5,842,781
EcoGreen International Group Ltd.	1,000,000	163,818
Fuso Chemical Co. Ltd.	200,000	6,831,896
Hannong Chemicals, Inc. (c)	1,288,000	8,507,945
Insecticides (India) Ltd.	53,200	328,590
Isamu Paint Co. Ltd. (b)	20,000	552,733
Jcu Corp.	5,000	157,042
Johnson Matthey PLC	5,000	139,201
K&S AG (b)	100,000	669,907
Koatsu Gas Kogyo Co. Ltd.	200,000	1,465,752
KPC Holdings Corp.	12,000	488,462
KPX Green Chemical Co. Ltd.	60,204	203,774
Kraton Performance Polymers, Inc. (a)	13,000	367,900
Kukdong Oil & Chemicals Co. Ltd.	100,000	292,172
Kunsul Chemical Industrial Co. Ltd.	5,000	70,651
Kuriyama Holdings Corp.	225,000	1,220,968
Nippon Soda Co. Ltd.	160,000	4,198,838
NOF Corp.	275,000	10,335,140
Nutrien Ltd.	20,000	813,030
Okamoto Industries, Inc.	2,000	82,331
Scientex Bhd	4,051,200	11,595,557
T&K Toka Co. Ltd.	350,000	2,730,179
Tae Kyung Industrial Co. Ltd.	675,000	2,974,304
Thai Carbon Black PCL (For. Reg.)	50,000	67,348
Thai Rayon PCL NVDR	250,000	173,737
The Mosaic Co.	7,550,000	139,675,000
Toho Acetylene Co. Ltd.	225,000	2,599,810
Westlake Chemical Corp.	25,000	1,690,500
Yara International ASA	675,000	23,509,556
Yip's Chemical Holdings Ltd.	3,500,000	1,227,991
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,000,000	4,851,620
		251,628,555
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	22,142
Ibstock PLC (a)(e)	500,000	1,040,287
Imerys SA	10,000	298,616
Mitani Sekisan Co. Ltd.	242,600	10,941,322
Yamau Co. Ltd.	5,000	22,885
Yotai Refractories Co. Ltd.	225,000	1,679,259
		14,004,511
Containers & Packaging - 0.5%
AMVIG Holdings Ltd.	21,542,000	6,002,028
Chuoh Pack Industry Co. Ltd.	12,000	117,253
Groupe Guillin SA	10,000	238,753
Mayr-Melnhof Karton AG	156,000	25,472,293
Packaging Corp. of America	125,000	14,311,250
Showa Paxxs Corp.	1,300	21,977
The Pack Corp.	75,000	2,107,469
WestRock Co.	350,000	13,142,500
		61,413,523
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (a)	200,000	2,720,000
Castings PLC	75,000	310,920
Chubu Steel Plate Co. Ltd.	458,800	3,169,863
CI Resources Ltd.	400,000	252,896
CK-SAN-ETSU Co. Ltd.	110,000	3,602,741
Compania de Minas Buenaventura SA sponsored ADR	375,000	4,601,250
Mount Gibson Iron Ltd.	27,009,314	12,909,281
Okaya & Co. Ltd.	100	7,493
Pacific Metals Co. Ltd. (b)	650,999	10,054,133
Perenti Global Ltd.	22,122,434	16,268,670
Rio Tinto PLC sponsored ADR (b)	100,000	5,677,000
St Barbara Ltd.	2,000,732	3,762,286
Sunshine Silver Mining & Refining Corp.	275,200	1,843,840
Teck Resources Ltd. Class B (sub. vtg.)	150,000	1,971,403
Warrior Metropolitan Coal, Inc.	180,000	2,700,000
Young Poong Corp.	1,000	425,538
		70,277,314
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	68,365

TOTAL MATERIALS		397,392,268

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	50,000	445,800
Business One Holdings, Inc.	11,800	42,350
Century21 Real Estate Japan Ltd.	10,000	100,610
Dongwon Development Co. Ltd.	10,000	37,016
Housecom Corp.	25,000	307,426
Japan Corporate Housing Service, Inc.	25,000	251,958
Jones Lang LaSalle, Inc.	15,002	1,693,126
Lai Sun Garment (International) Ltd.	206,647	186,589
LSL Property Services PLC (a)	50,000	132,789
Nisshin Group Holdings Co. (c)	2,850,000	10,735,213
		13,932,877
UTILITIES - 2.9%
Electric Utilities - 2.4%
EVN AG	50,000	797,785
Exelon Corp.	500,000	19,945,000
Fjordkraft Holding ASA (e)	400,000	3,280,732
Holding Co. ADMIE IPTO SA	25,000	61,726
PG&E Corp. (a)	13,815,789	132,078,943
PPL Corp.	4,600,134	126,503,685
Public Power Corp. of Greece (a)	25,000	139,758
		282,807,629
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	4,794,631
China Resource Gas Group Ltd.	1,800,000	7,801,354
GAIL India Ltd. (a)	15,000,000	17,039,064
Hokuriku Gas Co.	75,000	2,228,228
Keiyo Gas Co. Ltd.	15,000	503,412
Seoul City Gas Co. Ltd.	100,000	7,445,576
Towngas China Co. Ltd.	4,000,000	1,811,029
YESCO Co. Ltd.	240,000	7,468,816
		49,092,110
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	500,000	10,565,000
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	144,024
Thessaloniki Water & Sewage SA	100,000	462,366
		606,390

TOTAL UTILITIES		343,071,129

TOTAL COMMON STOCKS
(Cost $9,768,916,788)		11,012,732,853

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	803,609
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00% (a)	1,500	146,951

TOTAL CONSUMER DISCRETIONARY		950,560

INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	120,197	2,223,645
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	90,377
Jungheinrich AG	1,000	36,337
		126,714

TOTAL INDUSTRIALS		2,350,359

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	7,801,990
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	5,381,713
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,237,557)		16,484,622

Money Market Funds - 9.8%
Fidelity Cash Central Fund 0.10% (f)	925,065,361	925,250,374
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	231,196,952	231,220,071
TOTAL MONEY MARKET FUNDS
(Cost $1,156,454,835)		1,156,470,445
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $10,936,609,180)		12,185,687,920
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(421,820,968)
NET ASSETS - 100%		$11,763,866,952

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,900,767 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215,161
Fidelity Securities Lending Cash Central Fund	3,709,391
Total	$3,924,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,263,285	$--	$--	$225,905	$--	$365,042	$6,628,327
Autohellas SA	9,938,364	--	--	--	--	1,250,428	11,188,792
Bonanza Creek Energy, Inc.	21,828,000	--	--	--	--	(576,000)	21,252,000
Chori Co. Ltd.	20,879,414	--	--	185,377	--	2,670,950	23,550,364
Daihatsu Diesel Manufacturing Co. Ltd.	12,061,631	--	--	--	--	208,413	12,270,044
Daishin-Chemical Co. Ltd.	4,894,168	--	--	--	--	948,613	5,842,781
Estore Corp.	3,035,862	--	--	--	--	420,295	3,456,157
Fuji Corp.	12,928,315	--	--	212,496	--	1,107,837	14,036,152
Fujimak Corp.	4,911,247	--	--	--	--	621,584	5,532,831
G-Tekt Corp.	23,504,322	--	--	606,928	--	8,607,768	32,112,090
GameStop Corp. Class A	27,982,851	--	2,128,964	--	(440,912)	45,785,820	71,198,795
Gendai Agency, Inc.	2,119,881	--	--	--	--	129,016	2,248,897
Green Cross Co. Ltd.	5,579,141	--	--	--	--	(26,088)	5,553,053
Guess?, Inc.	47,564,000	--	602,898	517,500	(701,582)	7,339,480	53,599,000
Gwangju Shinsegae Co. Ltd.	11,236,546	--	--	--	--	1,977,172	13,213,718
Handsman Co. Ltd.	10,635,270	--	--	29,319	--	1,757,873	12,393,143
Hannong Chemicals, Inc.	5,492,951	--	--	--	--	3,014,994	8,507,945
HF Co.	962,091	--	--	--	--	156,846	1,118,937
Hibbett Sports, Inc.	31,313,457	--	--	--	--	19,741,386	51,054,843
Houston Wire & Cable Co.	3,384,735	--	--	--	--	323,640	3,708,375
Jinro Distillers Co. Ltd.	11,545,833	--	--	--	--	988,695	12,534,528
Kamei Corp.	18,846,535	--	--	268,326	--	2,364,177	21,210,712
Lacroix SA	9,668,080	--	--	--	--	548,564	10,216,644
MegaStudy Co. Ltd.	9,225,571	--	--	--	--	1,786,483	11,012,054
MegaStudyEdu Co. Ltd.	29,764,236	--	--	--	--	2,215,926	31,980,162
Miraial Co. Ltd.	5,713,476	--	--	3,024	--	1,291,336	7,004,812
Nisshin Group Holdings Co.	9,504,039	--	--	--	--	1,231,174	10,735,213
Peyto Exploration & Development Corp.	18,533,467	--	--	79,172	--	8,432,784	26,966,251
Sally Beauty Holdings, Inc.	69,569,442	--	12,049	--	(5,531)	(19,405,518)	50,146,344
Sansei Co. Ltd.	2,609,702	--	--	--	--	619,589	3,229,291
Satsudora Holdings Co. Ltd.	6,315,243	--	133,820	4,915	37,564	343,755	6,562,742
Southwestern Energy Co.	122,132,043	250,000	--	--	--	12,079,424	134,461,467
TBK Co. Ltd.	7,192,858	--	--	--	--	17,016	7,209,874
Tokatsu Holdings Co. Ltd.	944,688	--	--	--	--	8,516	953,204
Treasure Factory Co. Ltd.	5,420,150	--	--	14,533	--	125,121	5,545,271
Uchida Esco Co. Ltd.	13,083,936	--	2,850,068	16,352	2,425,532	(5,159,415)	7,499,985
Unit Corp.	263,520	--	--	--	--	(44,820)	218,700
Whiting Petroleum Corp.	6,146,091	--	--	--	--	1,838,339	--
Yorozu Corp.	17,653,091	--	--	--	--	2,348,113	20,001,204
Zappallas, Inc.	3,580,369	--	--	--	--	589,178	4,169,547
Total	$634,227,901	$250,000	$5,727,799	$2,163,847	$1,315,071	$108,043,506	$730,124,249

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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